NOTE 16. STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
NOTE 16. STOCK-BASED COMPENSATION

On April 9, 2009, the AutoChina International Limited 2009 Equity Incentive Plan (the “Incentive Plan”) was approved by the shareholders of the Company. Under the terms of the Incentive Plan, 1,675,000 ordinary shares are reserved for issuance. All directors, employees and consultants of AutoChina and its affiliates are eligible to be granted awards under the Incentive Plan.

On September 3, 2009, December 3, 2009, May 19, 2010, August 19, 2010 and March 23, 2011, the Company granted 681,840, 520,944, 27,024, 364,080 and 72,000 stock options, respectively, under the terms of the Incentive Plan. The exercise price of each option is $9.50, $25.65, $23.80, $27.19 and $36.38, respectively, which represents the closing price of the Company’s ordinary shares on the date of grant. The total vesting period for the options is four years, with 25% of the options vesting one year after the date of grant and the remaining 75% vesting ratably each month for three years thereafter. The options have a total term of 10 years. The Company will issue new shares to the holders of stock options upon exercise of the options.

On August 6, 2012, the Company’s board of directors determined to amend certain Share Option Award Agreements entered into pursuant to the Incentive Plan to reduce the exercise price per share thereunder to the current fair market value of the Company’s ordinary shares, which was $14.50 per share. The amendment affected 984,048 shares of stock options granted during the prior periods. The reduction in the exercise price of the stock options increased the fair value of share-based expense by $1,281 in the year ended December 31, 2012. The Company’s amendment also increased the unrecognized compensation expenses by $575 which will increase the general and administrative expenses and additional paid-in capital throughout the remaining vesting period of the respective stock options. During the years ended December 31, 2012, 2011 and 2010, 63,075, 28,408 and 13,776 stock options have been forfeited, respectively, as a result of the resignation of the grantees.

As of December 31, 2012, none of these options had been exercised. The Company recorded compensation expense of $4,553, $2,914 and $3,281 for the years ended December 31, 2012, 2011 and 2010, respectively, based on the estimated fair value of the options on the date of grant. The per share fair value of the stock options granted has been estimated using the Black-Scholes option-pricing model with the following assumptions:

Date of Grant	September 3, 2009	December 3, 2009	May 19, 2010	August 19, 2010	March 23, 2011

Dividend yield (1)	None	None	None	None	None
Risk - free interest rate (2)	2.95%	2.87%	2.82%	2.06%	2.73%
Volatility (3)	47%	42%	43%	46%	60%
Expected Life (in years) (4)	6.08	6.08	6.08	6.08	6.08

(1)	The Company has no expectation of paying regular cash dividends on its ordinary shares.

(2)	The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected term of the awards in effect at the time of grant.

(3)	The Company estimates the volatility of its ordinary shares at the date of grant based on the implied volatility of publicly traded options on the ordinary shares of companies within the same industry, with a term of two years.

(4)	The expected life of stock options granted under the Incentive Plan is based on expected exercise patterns, which the Company believes are representative of future behavior.

The Company used the binomial model to estimate the fair value of the modified options to reflect the amendment of the exercise prices of 984,048 shares of stock options previously granted in August 2012, using the following assumptions

Date of Grant	December 3, 2009	May 19, 2010	August 19, 2010	March 23, 2011

Dividend yield (1)	None	None	None	None
Risk - free interest rate (2)	1.08%	1.17%	1.23%	1.30%
Volatility (3)	40%	40%	40%	40%
Expected Life (in years) (4)	7.30	7.80	8.00	8.60

(1)	The Company has no expectation of paying regular cash dividends on its common stock.

(2)	The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected term of the awards in effect at the time of grant.

(3)	The Company estimates the volatility of its common stock at the date of grant based on the implied volatility of publicly traded options on the common stock of companies within the same industry.

(4)	The expected life of stock options granted under the incentive plan is based on expected exercise patterns, which the Company believes are representative of future behavior.

The following table summarizes outstanding options as at December 31, 2012, related weighted average fair value and life information:

	Options Outstanding			Options Exercisable
Range of Exercise Price Per Share	Number Outstanding at December 31, 2012	Weighted Average Fair Value	Weighted Average Remaining Life (Years)	Number Exercisable at December 31, 2012	Weighted Average Exercise Price

$9.50 to $14.50	1,560,629	$4.76	7.04	1,127,924	$12.08

A summary of option activity under the employee share option plan as of December 31, 2012, 2011 and 2010, and changes during the three years then ended is presented as follows:

Options	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Aggregate Intrinsic Value

Outstanding at January 1, 2010	1,202,784	$16.49
Granted	391,104	26.96
Forfeited	(13,776)	25.65
Outstanding at December 31, 2010	1,580,112	19.00	8.99	$11,329
Granted	72,000	36.38
Forfeited	(28,408)	24.89
Outstanding at December 31, 2011	1,623,704	19.67	8.04	$7,841
Forfeited	(63,075)	13.66
Outstanding at December 31, 2012	1,560,629	$12.35	7.04	$13,501

A summary of unvested options under the employee share option plan as of December 31, 2012, and changes during the year then ended is presented as follows:

Options	Number of Shares	Weighted Average Fair Value

Unvested at January 1, 2012	867,520	$4.83
Vested	(371,740)	4.82
Forfeited	(63,075)	4.36
Unvested at December 31, 2012	432,705	$4.91
Expected to vest thereafter	432,705	$4.91

As of December 31, 2012, 1,127,924 of the share options are vested and exercisable and a total of $4,199 of unrecognized compensation expense pertaining to options remains unvested. This amount will be recognized as compensation expense ratably over the remaining vesting period. The weighted average remaining vesting period of the options is 0.89 years.